PORTFOLIO OF INVESTMENTS – as of April 30, 2019 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks – 30.9% of Net Assets
	Aerospace & Defense – 0.2%
16	Axon Enterprise, Inc.(a)	$1,016
20	Moog, Inc., Class A	1,873
5	Raytheon Co.	888
10	Teledyne Technologies, Inc.(a)	2,485
28	United Technologies Corp.	3,993

		10,255

	Air Freight & Logistics – 0.5%
205	Expeditors International of Washington, Inc.	16,281
25	FedEx Corp.	4,737
29	United Parcel Service, Inc., Class B	3,080

		24,098

	Airlines – 0.1%
185	American Airlines Group, Inc.	6,323

	Auto Components – 0.2%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,475
49	Aptiv PLC	4,199
82	Delphi Technologies PLC	1,815
18	Visteon Corp.(a)	1,188

		8,677

	Automobiles – 0.4%
630	Fiat Chrysler Automobiles NV	9,709
215	General Motors Co.	8,374

		18,083

	Banks – 2.0%
53	Ameris Bancorp	1,932
96	BancorpSouth Bank	2,926
425	Bank of America Corp.	12,997
86	BB&T Corp.	4,403
224	Citigroup, Inc.	15,837
93	Citizens Financial Group, Inc.	3,367
73	Columbia Banking System, Inc.	2,740
7	Comerica, Inc.	550
186	CVB Financial Corp.	4,036
168	Fulton Financial Corp.	2,898
57	Huntington Bancshares, Inc.	794
85	International Bancshares Corp.	3,525
135	KeyCorp	2,369
16	M&T Bank Corp.	2,721
252	People’s United Financial, Inc.	4,357
52	PNC Financial Services Group, Inc. (The)	7,120
98	Regions Financial Corp.	1,522
132	Trustmark Corp.	4,747
175	Wells Fargo & Co.	8,472
46	Westamerica Bancorporation	2,954

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
35	Wintrust Financial Corp.	$2,667
28	Zions Bancorp N.A.	1,381

		94,315

	Beverages – 0.9%
21	Brown-Forman Corp., Class B	1,119
253	Coca-Cola Co. (The)	12,412
30	Constellation Brands, Inc., Class A	6,350
314	Monster Beverage Corp.(a)	18,714
31	PepsiCo, Inc.	3,970

		42,565

	Biotechnology – 0.9%
13	AbbVie, Inc.	1,032
46	Amgen, Inc.	8,249
4	Biogen, Inc.(a)	917
82	BioMarin Pharmaceutical, Inc.(a)	7,014
14	Celgene Corp.(a)	1,325
35	Gilead Sciences, Inc.	2,276
14	Ligand Pharmaceuticals, Inc.(a)	1,762
58	Regeneron Pharmaceuticals, Inc.(a)	19,902
24	Repligen Corp.(a)	1,617
1	Vertex Pharmaceuticals, Inc.(a)	169

		44,263

	Building Products – 0.2%
149	Johnson Controls International PLC	5,588
14	Lennox International, Inc.	3,800

		9,388

	Capital Markets – 2.1%
2	Affiliated Managers Group, Inc.	222
8	Ameriprise Financial, Inc.	1,174
240	Bank of New York Mellon Corp. (The)	11,918
8	BlackRock, Inc.	3,882
223	Charles Schwab Corp. (The)	10,209
12	CME Group, Inc.	2,147
42	FactSet Research Systems, Inc.	11,587
50	Franklin Resources, Inc.	1,729
25	Goldman Sachs Group, Inc. (The)	5,148
6	Intercontinental Exchange, Inc.	488
31	Invesco Ltd.	681
68	Janus Henderson Group PLC	1,705
67	Legg Mason, Inc.	2,241
36	Moody’s Corp.	7,078
46	MSCI, Inc.	10,367
31	Northern Trust Corp.	3,055
22	S&P Global, Inc.	4,855
175	SEI Investments Co.	9,529
171	State Street Corp.	11,570

		99,585

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – 0.3%
13	Ecolab, Inc.	$2,393
37	HB Fuller Co.	1,812
26	Innospec, Inc.	2,205
3	International Flavors & Fragrances, Inc.	413
33	Linde PLC	5,949
31	Minerals Technologies, Inc.	1,946
18	Stepan Co.	1,666

		16,384

	Commercial Services & Supplies – 0.1%
38	Healthcare Services Group, Inc.	1,286
19	MSA Safety, Inc.	2,088
28	Tetra Tech, Inc.	1,812
11	Waste Management, Inc.	1,181

		6,367

	Communications Equipment – 0.4%
45	Ciena Corp.(a)	1,726
265	Cisco Systems, Inc.	14,827
24	InterDigital, Inc.	1,569
25	Lumentum Holdings, Inc.(a)	1,549
4	Motorola Solutions, Inc.	580

		20,251

	Construction & Engineering – 0.1%
86	AECOM(a)	2,915
28	Fluor Corp.	1,113

		4,028

	Consumer Finance – 0.4%
69	American Express Co.	8,089
120	Capital One Financial Corp.	11,139
25	Navient Corp.	338

		19,566

	Containers & Packaging – 0.1%
39	Ball Corp.	2,338
6	Crown Holdings, Inc.(a)	349
30	International Paper Co.	1,404
75	Owens-Illinois, Inc.	1,482

		5,573

	Distributors – 0.1%
24	Genuine Parts Co.	2,461
13	POOL CORP.	2,389

		4,850

	Diversified Consumer Services – 0.0%
56	Service Corp. International	2,330

	Diversified Telecommunication Services – 0.1%
34	AT&T, Inc.	1,053

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
93	CenturyLink, Inc.	$1,062
22	Verizon Communications, Inc.	1,258

		3,373

	Electric Utilities – 0.2%
78	American Electric Power Co., Inc.	6,673
11	Edison International	701
13	Eversource Energy	932
25	IDACORP, Inc.	2,475

		10,781

	Electrical Equipment – 0.1%
11	Acuity Brands, Inc.	1,610
24	Eaton Corp. PLC	1,988
17	Hubbell, Inc.	2,169

		5,767

	Electronic Equipment, Instruments & Components – 0.6%
48	Avnet, Inc.	2,333
23	Belden, Inc.	1,278
49	Cognex Corp.	2,471
11	Coherent, Inc.(a)	1,628
10	Littelfuse, Inc.	2,010
9	Rogers Corp.(a)	1,508
110	TE Connectivity Ltd.	10,521
58	Trimble, Inc.(a)	2,368
86	Vishay Intertechnology, Inc.	1,704
12	Zebra Technologies Corp., Class A(a)	2,534

		28,355

	Energy Equipment & Services – 0.6%
29	Apergy Corp.(a)	1,151
29	Baker Hughes, a GE Co.	697
63	C&J Energy Services, Inc.(a)	885
15	Core Laboratories NV	951
130	Halliburton Co.	3,683
187	National Oilwell Varco, Inc.	4,888
57	Oceaneering International, Inc.(a)	1,094
51	Oil States International, Inc.(a)	985
229	Schlumberger Ltd.	9,774
35	TechnipFMC PLC	861
75	U.S. Silica Holdings, Inc.	1,186

		26,155

	Entertainment – 0.6%
41	Cinemark Holdings, Inc.	1,724
8	Electronic Arts, Inc.(a)	757
38	Netflix, Inc.(a)	14,081
75	Walt Disney Co. (The)	10,273

		26,835

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 0.1%
53	Kroger Co. (The)	$1,366
7	Sysco Corp.	493
9	Walgreens Boots Alliance, Inc.	482

		2,341

	Food Products – 0.4%
44	Campbell Soup Co.	1,702
535	Danone S.A., Sponsored ADR	8,678
15	General Mills, Inc.	772
57	Hain Celestial Group, Inc. (The)(a)	1,244
2	Hershey Co. (The)	250
17	Ingredion, Inc.	1,611
9	J.M. Smucker Co. (The)	1,104
8	Kellogg Co.	482
47	Kraft Heinz Co. (The)	1,562
5	Mondelez International, Inc., Class A	254

		17,659

	Gas Utilities – 0.1%
51	New Jersey Resources Corp.	2,554
29	ONE Gas, Inc.	2,567
56	South Jersey Industries, Inc.	1,799

		6,920

	Health Care Equipment & Supplies – 0.5%
11	Alcon, Inc.(a)	640
4	Align Technology, Inc.(a)	1,299
39	Baxter International, Inc.	2,976
1	Becton Dickinson and Co.	241
6	Boston Scientific Corp.(a)	223
9	DENTSPLY SIRONA, Inc.	460
1	Edwards Lifesciences Corp.(a)	176
26	Globus Medical, Inc.(a)	1,172
13	Haemonetics Corp.(a)	1,135
1	Intuitive Surgical, Inc.(a)	511
105	Meridian Bioscience, Inc.	1,208
23	Merit Medical Systems, Inc.(a)	1,292
28	STERIS PLC	3,667
1	Stryker Corp.	189
53	Varian Medical Systems, Inc.(a)	7,217
18	West Pharmaceutical Services, Inc.	2,228

		24,634

	Health Care Providers & Services – 0.7%
32	Acadia Healthcare Co., Inc.(a)	1,025
10	Amedisys, Inc.(a)	1,278
2	Anthem, Inc.	526
19	BioTelemetry, Inc.(a)	1,034
55	Centene Corp.(a)	2,836
6	Chemed Corp.	1,961
3	Cigna Corp.	476

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
148	CVS Health Corp.	$8,048
24	Encompass Health Corp.	1,547
38	HCA Healthcare, Inc.	4,835
9	Henry Schein, Inc.(a)	576
2	Humana, Inc.	511
9	Laboratory Corp. of America Holdings(a)	1,439
33	MEDNAX, Inc.(a)	923
52	Patterson Cos., Inc.	1,136
15	Quest Diagnostics, Inc.	1,446
8	UnitedHealth Group, Inc.	1,864

		31,461

	Health Care Technology – 0.3%
110	Allscripts Healthcare Solutions, Inc.(a)	1,086
146	Cerner Corp.(a)	9,702
22	Medidata Solutions, Inc.(a)	1,987

		12,775

	Hotels, Restaurants & Leisure – 1.2%
26	Dunkin’ Brands Group, Inc.	1,940
62	Hilton Worldwide Holdings, Inc.	5,393
15	Jack in the Box, Inc.	1,157
16	Marriott Vacations Worldwide Corp.	1,690
2	McDonald’s Corp.	395
237	MGM Resorts International	6,311
25	Six Flags Entertainment Corp.	1,327
181	Starbucks Corp.	14,060
96	Wendy’s Co. (The)	1,787
305	Yum China Holdings, Inc.	14,500
61	Yum! Brands, Inc.	6,368

		54,928

	Household Durables – 0.2%
9	iRobot Corp.(a)	932
77	KB Home	1,995
58	Meritage Homes Corp.(a)	2,967
41	Tupperware Brands Corp.	976
2	Whirlpool Corp.	277

		7,147

	Household Products – 0.5%
115	Colgate-Palmolive Co.	8,371
138	Procter & Gamble Co. (The)	14,694

		23,065

	Independent Power & Renewable Electricity Producers – 0.1%
51	AES Corp. (The)	873
34	Ormat Technologies, Inc.	1,984
80	Pattern Energy Group, Inc.	1,850

		4,707

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – 0.2%
1,150	General Electric Co.	$11,695

	Insurance – 0.7%
6	Aflac, Inc.	302
26	Allstate Corp. (The)	2,576
235	American International Group, Inc.	11,179
5	Brighthouse Financial, Inc.(a)	209
43	Chubb Ltd.	6,244
44	First American Financial Corp.	2,511
11	Hartford Financial Services Group, Inc. (The)	575
7	Lincoln National Corp.	467
17	Marsh & McLennan Cos., Inc.	1,603
11	MetLife, Inc.	507
45	Prudential Financial, Inc.	4,757
19	Travelers Cos., Inc. (The)	2,731

		33,661

	Interactive Media & Services – 1.5%
9	Alphabet, Inc., Class A(a)	10,791
21	Alphabet, Inc., Class C(a)	24,958
181	Facebook, Inc., Class A(a)	35,005
8	TripAdvisor, Inc.(a)	426

		71,180

	Internet & Direct Marketing Retail – 1.5%
128	Alibaba Group Holding Ltd., Sponsored ADR(a)	23,753
16	Amazon.com, Inc.(a)	30,824
5	Booking Holdings, Inc.(a)	9,275
157	eBay, Inc.	6,084

		69,936

	IT Services – 1.7%
18	Accenture PLC, Class A	3,288
64	Automatic Data Processing, Inc.	10,521
5	Cognizant Technology Solutions Corp., Class A	365
87	DXC Technology Co.	5,719
40	Gartner, Inc.(a)	6,359
6	International Business Machines Corp.	842
34	Leidos Holdings, Inc.	2,498
42	MasterCard, Inc., Class A	10,678
8	PayPal Holdings, Inc.(a)	902
131	Sabre Corp.	2,720
185	Visa, Inc., Class A	30,419
40	Western Union Co. (The)	778
13	WEX, Inc.(a)	2,734

		77,823

	Leisure Products – 0.0%
68	Callaway Golf Co.	1,194

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	$312
7	IQVIA Holdings, Inc.(a)	972
4	Thermo Fisher Scientific, Inc.	1,110

		2,394

	Machinery – 1.3%
32	AGCO Corp.	2,265
73	Caterpillar, Inc.	10,178
42	Cummins, Inc.	6,984
78	Deere & Co.	12,919
36	Flowserve Corp.	1,765
24	IDEX Corp.	3,760
43	ITT, Inc.	2,604
54	Kennametal, Inc.	2,198
34	Oshkosh Corp.	2,808
64	Parker Hannifin Corp.	11,589
11	Proto Labs, Inc.(a)	1,208
42	Terex Corp.	1,400
37	Toro Co. (The)	2,706
4	Xylem, Inc.	333

		62,717

	Media – 0.7%
2	Cable One, Inc.	2,121
5	CBS Corp., Class B	256
27	Charter Communications, Inc., Class A(a)	10,022
255	Comcast Corp., Class A	11,100
32	Discovery, Inc., Series C(a)	920
46	New York Times Co. (The), Class A	1,525
360	News Corp., Class A	4,471
12	Omnicom Group, Inc.	961

		31,376

	Metals & Mining – 0.2%
77	Commercial Metals Co.	1,331
80	Newmont Goldcorp Corp.	2,485
7	Nucor Corp.	400
33	Reliance Steel & Aluminum Co.	3,035
21	Royal Gold, Inc.	1,828

		9,079

	Multi-Utilities – 0.1%
45	Consolidated Edison, Inc.	3,877
8	DTE Energy Co.	1,006
12	Sempra Energy	1,535

		6,418

	Multiline Retail – 0.0%
10	Macy’s, Inc.	235

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 0.7%
140	Anadarko Petroleum Corp.	$10,199
235	Apache Corp.	7,734
500	Chesapeake Energy Corp.(a)	1,455
476	Denbury Resources, Inc.(a)	1,061
80	EQT Corp.	1,636
72	Green Plains, Inc.	1,251
40	Hess Corp.	2,565
89	Noble Energy, Inc.	2,408
32	ONEOK, Inc.	2,174
23	Valero Energy Corp.	2,085
41	World Fuel Services Corp.	1,265

		33,833

	Paper & Forest Products – 0.1%
32	Domtar Corp.	1,565
57	Louisiana-Pacific Corp.	1,428

		2,993

	Personal Products – 0.0%
2	Estee Lauder Cos., Inc. (The), Class A	344

	Pharmaceuticals – 0.6%
1	Allergan PLC	147
11	Bristol-Myers Squibb Co.	511
41	Catalent, Inc.(a)	1,838
9	Eli Lilly & Co.	1,053
46	Medicines Co. (The)(a)	1,470
55	Merck & Co., Inc.	4,329
59	Novartis AG, Sponsored ADR	4,851
206	Novo Nordisk AS, Sponsored ADR	10,096
12	Perrigo Co. PLC	575
48	Pfizer, Inc.	1,949
20	Supernus Pharmaceuticals, Inc.(a)	735

		27,554

	Professional Services – 0.2%
34	Exponent, Inc.	1,925
13	Insperity, Inc.	1,554
35	Korn Ferry	1,646
21	ManpowerGroup, Inc.	2,017
21	Nielsen Holdings PLC	536

		7,678

	Real Estate Management & Development – 0.1%
9	CBRE Group, Inc., Class A(a)	468
19	Jones Lang LaSalle, Inc.	2,937

		3,405

	REITs - Apartments – 0.2%
62	American Campus Communities, Inc.	2,926
2	AvalonBay Communities, Inc.	402

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
41	Camden Property Trust	$4,127
5	Equity Residential	382
3	Essex Property Trust, Inc.	847
4	Mid-America Apartment Communities, Inc.	438

		9,122

	REITs - Diversified – 0.1%
4	Crown Castle International Corp.	503
9	Digital Realty Trust, Inc.	1,059
1	Equinix, Inc.	455
48	Weyerhaeuser Co.	1,287

		3,304

	REITs - Health Care – 0.1%
21	Ventas, Inc.	1,283
31	Welltower, Inc.	2,311

		3,594

	REITs - Hotels – 0.0%
78	Host Hotels & Resorts, Inc.	1,501

	REITs - Office Property – 0.3%
6	Boston Properties, Inc.	826
94	Corporate Office Properties Trust	2,620
106	Douglas Emmett, Inc.	4,366
142	Easterly Government Properties, Inc.	2,556
47	Kilroy Realty Corp.	3,615

		13,983

	REITs - Regional Malls – 0.0%
8	Macerich Co. (The)	321
8	Simon Property Group, Inc.	1,390

		1,711

	REITs - Storage – 0.0%
29	Iron Mountain, Inc.	942
1	Public Storage	221

		1,163

	REITs - Warehouse/Industrials – 0.1%
30	CyrusOne, Inc.	1,671
77	Liberty Property Trust	3,822

		5,493

	Road & Rail – 0.3%
27	Genesee & Wyoming, Inc., Class A(a)	2,394
15	Kansas City Southern	1,847
22	Norfolk Southern Corp.	4,488
27	Ryder System, Inc.	1,701
12	Union Pacific Corp.	2,125

		12,555

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 1.3%
4	Advanced Micro Devices, Inc.(a)	$111
46	Applied Materials, Inc.	2,027
33	Brooks Automation, Inc.	1,238
21	Cabot Microelectronics Corp.	2,651
36	Cirrus Logic, Inc.(a)	1,713
26	Cree, Inc.(a)	1,718
49	First Solar, Inc.(a)	3,015
247	Intel Corp.	12,607
68	NVIDIA Corp.	12,308
163	QUALCOMM, Inc.	14,039
28	Silicon Laboratories, Inc.(a)	3,015
62	Texas Instruments, Inc.	7,305

		61,747

	Software – 1.5%
4	Adobe, Inc.(a)	1,157
116	Autodesk, Inc.(a)	20,672
23	Blackbaud, Inc.	1,824
29	Bottomline Technologies, Inc.(a)	1,467
10	Fair Isaac Corp.(a)	2,797
16	LogMeIn, Inc.	1,318
98	Microsoft Corp.	12,799
397	Oracle Corp.	21,966
25	PTC, Inc.(a)	2,262
18	Qualys, Inc.(a)	1,625
8	Ultimate Software Group, Inc. (The)(a)	2,645

		70,532

	Specialty Retail – 0.4%
21	Aaron’s, Inc.	1,170
63	American Eagle Outfitters, Inc.	1,498
23	Asbury Automotive Group, Inc.(a)	1,844
8	Best Buy Co., Inc.	595
13	Five Below, Inc.(a)	1,903
16	Home Depot, Inc. (The)	3,259
16	Lithia Motors, Inc., Class A	1,817
14	Lowe’s Cos., Inc.	1,584
18	Monro, Inc.	1,509
10	Tiffany & Co.	1,078
23	Williams-Sonoma, Inc.	1,315

		17,572

	Technology Hardware, Storage & Peripherals – 0.9%
167	Apple, Inc.	33,512
150	Hewlett Packard Enterprise Co.	2,371
113	HP, Inc.	2,254
59	NCR Corp.(a)	1,708
8	NetApp, Inc.	583
2	Seagate Technology PLC	97
4	Western Digital Corp.	204

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
24	Xerox Corp.	$801

		41,530

	Textiles, Apparel & Luxury Goods – 0.4%
15	Deckers Outdoor Corp.(a)	2,373
16	Hanesbrands, Inc.	289
11	NIKE, Inc., Class B	966
3	PVH Corp.	387
478	Under Armour, Inc., Class A(a)	11,037
54	Wolverine World Wide, Inc.	1,988

		17,040

	Thrifts & Mortgage Finance – 0.1%
206	New York Community Bancorp, Inc.	2,396

	Trading Companies & Distributors – 0.1%
20	Fastenal Co.	1,411
17	GATX Corp.	1,311
10	United Rentals, Inc.(a)	1,409
4	W.W. Grainger, Inc.	1,128

		5,259

	Water Utilities – 0.1%
35	American Water Works Co., Inc.	3,787
58	Aqua America, Inc.	2,265

		6,052

	Total Common Stocks (Identified Cost $1,416,158)	1,451,873

Principal Amount
Bonds and Notes – 18.5%
	Automotive – 0.3%
$ 8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,997
8,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	7,995

		15,992

	Banking – 2.8%
8,000	American Express Co., 3.700%, 8/03/2023	8,223
8,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	8,024
8,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	7,872
8,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	8,264
8,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	8,132
8,000	Capital One Financial Corp., 3.300%, 10/30/2024	7,991

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 8,000	Citigroup, Inc., 4.600%, 3/09/2026	$8,417
4,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	3,971
8,000	Goldman Sachs Group, Inc. (The), 4.000%, 3/03/2024	8,270
8,000	HSBC Holdings PLC, 5.100%, 4/05/2021	8,336
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,002
8,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	8,275
8,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	7,973
8,000	Santander UK PLC, 2.375%, 3/16/2020	7,973
8,000	SunTrust Bank, 2.250%, 1/31/2020	7,971
8,000	Wells Fargo & Co., MTN, 3.300%, 9/09/2024	8,083
8,000	Westpac Banking Corp., 2.750%, 1/11/2023	7,953

		133,730

	Cable Satellite – 0.2%
8,000	Comcast Corp., 3.000%, 2/01/2024	8,039

	Construction Machinery – 0.2%
8,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	8,015

	Consumer Cyclical Services – 0.2%
8,000	eBay, Inc., 3.800%, 3/09/2022	8,194

	Electric – 0.3%
8,000	Duke Energy Corp., 3.750%, 4/15/2024	8,257
8,000	Virginia Electric & Power Co., Series A, 3.800%, 4/01/2028	8,308

		16,565

	Financial Other – 0.2%
8,000	ORIX Corp., 2.900%, 7/18/2022	7,992

	Food & Beverage – 0.2%
8,000	General Mills, Inc., 4.000%, 4/17/2025	8,324

	Government Owned - No Guarantee – 0.6%
20,000	Federal National Mortgage Association, 6.625%, 11/15/2030	27,447

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Health Insurance – 0.4%
$ 8,000	Anthem, Inc., 4.101%, 3/01/2028	$8,183
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	9,766

		17,949

	Healthcare – 0.5%
8,000	CVS Health Corp., 3.875%, 7/20/2025	8,049
8,000	Express Scripts Holding Co., 4.500%, 2/25/2026	8,362
8,000	McKesson Corp., 3.950%, 2/16/2028	7,971

		24,382

	Independent Energy – 0.1%
8,000	EQT Corp., 3.000%, 10/01/2022	7,861

	Integrated Energy – 0.6%
8,000	BP Capital Markets PLC, 3.814%, 2/10/2024	8,312
8,000	Chevron Corp., 1.961%, 3/03/2020	7,956
8,000	Shell International Finance BV, 6.375%, 12/15/2038	10,668

		26,936

	Life Insurance – 0.2%
8,000	American International Group, Inc., 4.125%, 2/15/2024	8,352

	Media Entertainment – 0.4%
8,000	Viacom, Inc., 6.875%, 4/30/2036	9,421
8,000	Warner Media LLC, 3.875%, 1/15/2026	8,143

		17,564

	Midstream – 0.5%
7,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	7,109
8,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	7,988
8,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	8,288

		23,385

	Oil Field Services – 0.2%
8,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	7,971

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Pharmaceuticals – 0.3%
$ 8,000	AbbVie, Inc., 3.600%, 5/14/2025	$8,047
8,000	Amgen, Inc., 2.650%, 5/11/2022	7,959

		16,006

	Railroads – 0.1%
8,000	CSX Corp., 2.600%, 11/01/2026	7,653

	Restaurants – 0.2%
8,000	Starbucks Corp., 3.800%, 8/15/2025	8,296

	Technology – 0.8%
8,000	Apple, Inc., 2.500%, 2/09/2025	7,841
8,000	International Business Machines Corp., 4.000%, 6/20/2042	7,835
8,000	Oracle Corp., 2.950%, 5/15/2025	7,963
8,000	QUALCOMM, Inc., 3.450%, 5/20/2025	8,146
8,000	VMware, Inc., 2.950%, 8/21/2022	7,962

		39,747

	Treasuries – 8.8%
4,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,675
18,000	U.S. Treasury Bond, 2.875%, 11/15/2046	17,812
30,000	U.S. Treasury Bond, 3.000%, 5/15/2045	30,443
10,000	U.S. Treasury Bond, 3.000%, 2/15/2048	10,112
8,000	U.S. Treasury Bond, 4.250%, 11/15/2040	9,843
8,000	U.S. Treasury Bond, 4.375%, 5/15/2041	10,017
12,000	U.S. Treasury Bond, 5.250%, 2/15/2029	14,842
19,000	U.S. Treasury Note, 1.125%, 12/31/2019	18,832
45,000	U.S. Treasury Note, 1.125%, 4/30/2020	44,441
12,000	U.S. Treasury Note, 1.125%, 9/30/2021	11,689
39,000	U.S. Treasury Note, 1.625%, 8/31/2022	38,217
35,000	U.S. Treasury Note, 1.750%, 5/15/2023	34,297
6,000	U.S. Treasury Note, 2.000%, 11/15/2026	5,824

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 12,000	U.S. Treasury Note, 2.125%, 12/31/2022	$11,946
55,000	U.S. Treasury Note, 2.250%, 11/15/2025	54,553
10,000	U.S. Treasury Note, 2.250%, 11/15/2027	9,829
35,000	U.S. Treasury Note, 2.625%, 12/31/2023	35,528
9,000	U.S. Treasury Note, 2.625%, 2/15/2029	9,092
35,000	U.S. Treasury Note, 2.750%, 7/31/2023	35,673
8,000	U.S. Treasury Note, 2.875%, 9/30/2023	8,199

		414,864

	Wireless – 0.2%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,089

	Wirelines – 0.2%
8,000	AT&T, Inc., 3.400%, 5/15/2025	8,036

	Total Bonds and Notes (Identified Cost $873,709)	872,389

Shares
Exchange-Traded Funds – 6.4%
3,600	iShares® ESG MSCI EAFE ETF	234,576
1,957	iShares® ESG MSCI Emerging Markets ETF	68,104

	Total Exchange-Traded Funds (Identified Cost $284,974)	302,680

Affiliated Mutual Funds – 56.9%
76,310	Loomis Sayles Inflation Protected Securities Fund, Class N	791,334
64,797	Loomis Sayles Limited Term Government and Agency Fund, Class N	728,321
65,315	Mirova Global Green Bond Fund, Class N	660,337
43,195	Mirova International Sustainable Equity Fund, Class N	494,584

	Total Affiliated Mutual Funds (Identified Cost $2,657,111)	2,674,576

	Total Investments – 112.7% (Identified Cost $5,231,952)	5,301,518
	Other assets less liabilities – (12.7)%	(598,365)

	Net Assets – 100.0%	$4,703,153

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$556,731	$221,828	$—	$—	$12,775	$791,334	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	552,848	173,956	—	—	1,517	728,321	3,442
Mirova Global Green Bond Fund, Class N	1,299,531	14,737	687,127	7,885	25,311	660,337	5,184
Mirova International Sustainable Equity Fund, Class N	164,481	316,604	1,209	118	14,590	494,584	214

	$2,573,591	$727,125	$688,336	$8,003	$54,193	$2,674,576	$8,840

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,451,873	$—	$—	$1,451,873
Bonds and Notes*	—	872,389	—	872,389
Exchange-Traded Funds	302,680	—	—	302,680
Affiliated Mutual Funds	2,674,576	—	—	2,674,576

Total	$4,429,129	$872,389	$—	$5,301,518

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at April 30, 2019 (Unaudited)

Fixed Income	64.9%
Equity	47.8

Total Investments	112.7
Other assets less liabilities	(12.7)

Net Assets	100.0%